Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended
		Jul. 01, 2023	Jun. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2020
Class of Stock [Line Items]
Additional paid in capital	[1]						$ 761,200			$ 761,200
Preferred stock issuance cost							21,500	$ 21,500
Authorized share capital							$ 745			$ 745
Number of ordinary shares							70,000,000			70,000,000
Ordinary shares, par value							$ 0.01			$ 0.01
Number of preference shares							30,000,000			30,000,000
Preference shares, par value							$ 0.0015144558
Ordinary shares, issued							60,395,839			60,395,839
Preference shares liquidation preference, value				$ 250,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred stock issuance cost						$ 4,400
Preference shares, par value										$ 0.0015144558
Preference shares, issued						11,000,000	11,000,000			11,000,000
Preference shares, rate			5.95%				5.95%	5.95%
Redemption price per share						$ 25
Proceeds or share issuance						$ 270,600
Preference shares liquidation preference, value						$ 275,000
5.950% Preference Shares (AHL PRC) | LIBOR | Subsequent Event
Class of Stock [Line Items]
Preferred Stock Liquidation Preference Value, Fixed for Floating Rate		LIBOR
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost									$ 8,700
Preference shares, par value										$ 0.0015144558
Preference shares, issued							10,000,000			10,000,000
Preference shares, rate			5.625%		5.625%		5.625%	5.625%
Redemption price per share					$ 25		$ 25			$ 25
Proceeds or share issuance					$ 241,300
Preference shares liquidation preference, value											$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost				$ 8,400
Preference shares, par value							$ 0.0015144558			$ 0.0015144558
Preference shares, issued				10,000,000			10,000,000			10,000,000
Preference shares, rate			5.625%	5.625%			5.625%	5.625%
Redemption price per share				$ 25			$ 25			$ 25
Additional paid-in capital (1) | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance				$ 241,600

[1]	(5) Preference shares of $775.0 million, less issuance costs of $21.5 million (December 31, 2022 — $775.0 million and $21.5 million) were previously presented within additional paid-in capital.